Significant Accounting Estimates and Judgments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounting judgements and estimates [text block] [Abstract]
Deferred tax asset in connection with accumulated losses	$ 17,000
Inventory impairment		$ 328	$ 297